Financial instruments and risk management - Assets held-for-sale (Details) - Non-recurring basis - Level 3 - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	CAD 180	CAD 29,589
Change in Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	CAD (1,384)	CAD (3,461)